Productivity Improvement And Restructuring Initiatives	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Productivity Improvement And Restructuring Initiatives	PRODUCTIVITY IMPROVEMENT AND RESTRUCTURING
During 2018, the Company recorded pretax productivity improvement and restructuring related charges totaling $24 million. Substantially all the activities initiated in 2018 were completed by December 31, 2018, resulting in $22 million of employee severance and related charges and $2 million of facility exit and other related charges. The Company expects substantially all cash payments associated with remaining termination benefits will be paid during 2019.
During 2017, the Company recorded pretax productivity improvement and restructuring related charges of $36 million. Substantially all the activities initiated in 2017 were completed by December 31, 2017 resulting in $27 million of employee severance and related charges and $9 million of facility exit and other related charges (including $7 million of noncash charges for the impairment of certain technology-related intangible assets).
During 2016, the Company recorded pretax productivity improvement and restructuring related charges totaling $34 million. Substantially all of the planned activities related to the 2016 plans were completed by December 31, 2016 resulting in $18 million of employee severance and related charges, $5 million of facility exit and other related charges and an $11 million noncash charge related to an impairment of a trade name within the Equipment & Consumables segment.
The nature of the Company’s productivity improvement and restructuring related activities initiated in 2018, 2017 and 2016 were broadly consistent throughout the Company’s reportable segments and focused on improvements in operational efficiency through targeted workforce reductions and facility consolidations and closures. These costs were incurred to position the Company to provide superior products and services to its customers in a cost efficient manner, and taking into consideration broad economic considerations.
In conjunction with the closing of facilities, certain inventory was written off as unusable in future operating locations. This inventory consisted primarily of component parts and raw materials, which were either redundant to inventory at the facilities being merged or were not economically feasible to relocate since the inventory was purchased to operate on equipment and tooling which was not being relocated. In addition, asset impairment charges have been recorded to reduce the carrying amounts of the long-lived assets that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets.
Productivity improvement and restructuring related charges recorded for the years ended December 31 by segment were as follows ($ in millions):

	2018	2017	2016
Specialty Products & Technologies	$10.2	$12.8	$10.8
Equipment & Consumables	13.5	23.0	23.6
Total	$23.7	$35.8	$34.4
The table below summarizes the Company’s accrual balance and utilization by type of productivity improvement and restructuring costs associated with the 2018 and 2017 actions ($ in millions):

	Employee Severance and Related	Facility Exit and Related	Total
Balance, January 1, 2017	$11.4	$0.2	$11.6
Costs incurred	27.0	8.8	35.8
Paid/settled	(18.5)	(8.9)	(27.4)
Balance, December 31, 2017	19.9	0.1	20.0
Costs incurred	21.7	2.0	23.7
Paid/settled	(31.3)	(1.0)	(32.3)
Balance, December 31, 2018	$10.3	$1.1	$11.4

The productivity improvement and restructuring related charges incurred during 2018 include $23 million of cash charges and less than $1 million of noncash charges. The productivity improvement and restructuring related charges incurred during 2017 and 2016 include cash charges of $29 million and $23 million and $7 million and $11 million of noncash charges, respectively. These charges are reflected in the following captions in the accompanying Combined Statements of Earnings ($ in millions):

	2018	2017	2016
Cost of sales	$7.8	$6.3	$12.2
Selling, general and administrative expenses	15.9	29.5	22.2
Total	$23.7	$35.8	$34.4